Summary of Subsidiaries, Variable Interest Entities and VIE's Subsidiary (Detail)	12 Months Ended
	Dec. 31, 2013	Jun. 30, 2009
QIGI&BODEE Technology (Beijing) Co., Limited. ("QIGI Technology")
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Date of incorporation/ acquisition	Feb. 10, 2010
Place of incorporation	PRC
Techfaith Wireless Communication Technology (Beijing) Limited ("Techfait China")
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Date of incorporation/ acquisition	Jul. 26, 2002
Place of incorporation	the People's Republic of China (the "PRC")
Percentage of legal ownership	100.00%
Techfaith Wireless Technology Group Limited ("Techfaith BVI") (formerly known as Techfaith Wireless Communication Technology Limited)
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Date of incorporation/ acquisition	Jul. 08, 2003
Place of incorporation	British Virgin Islands (the "BVI")
Percentage of legal ownership	100.00%
Great Earnest Technology Limited ("Great Earnest")
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Date of incorporation/ acquisition	Aug. 08, 2003
Place of incorporation	BVI
Percentage of legal ownership	100.00%
One Net Entertainment Limited ("One Net") (formerly known as Techfaith Interactive Technology (Beijing) Limited)
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Date of incorporation/ acquisition	Sep. 05, 2003
Place of incorporation	PRC
Percentage of legal ownership	67.80%
798 Entertainment Limited
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Date of incorporation/ acquisition	Oct. 15, 2003
Place of incorporation	BVI
Percentage of legal ownership	67.80% [1]	100.00%
Tecface Communication Technology (Beijing) Limited ("Tecface Technology" (formerly known as STEP Technologies (Beijing) Co., Limited.)
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Date of incorporation/ acquisition	Nov. 20, 2003
Place of incorporation	PRC
Percentage of legal ownership	100.00%
Techfaith Intelligent Handset Technolog (Hong Kong) Limited ("Techfaith HK") (formerly known as First Achieve Technology Ltd.)
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Date of incorporation/ acquisition	Dec. 29, 2003
Place of incorporation	Hong Kong
Percentage of legal ownership	100.00%
Finest Technology Limited ("Finest Technology")
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Date of incorporation/ acquisition	Jan. 08, 2004
Place of incorporation	BVI
Percentage of legal ownership	100.00%
Techfaith Wireless Communication Technology (Shanghai) Limited ("Techfaith Shanghai")
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Date of incorporation/ acquisition	Mar. 22, 2004
Place of incorporation	PRC
Percentage of legal ownership	100.00%
Infoexcel Technology Limited
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Date of incorporation/ acquisition	Apr. 18, 2005
Place of incorporation	BVI
Percentage of legal ownership	100.00%
Boost Time Limited ("Boost Time")
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Date of incorporation/ acquisition	Aug. 25, 2005
Place of incorporation	BVI
Percentage of legal ownership	100.00%
Techfaith Intelligent Handset Technology (Beijing) Limited ("Techfaith Intelligent Handset Beijing")
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Date of incorporation/ acquisition	Sep. 09, 2005
Place of incorporation	PRC
Percentage of legal ownership	100.00%
Charm Faith Limited ("Charm Faith")
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Date of incorporation/ acquisition	Nov. 21, 2005
Place of incorporation	BVI
Percentage of legal ownership	100.00%
Techfaith Software (China) Holding Limited ("TechSoft Holding")
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Date of incorporation/ acquisition	Mar. 17, 2006
Place of incorporation	Cayman Islands
Percentage of legal ownership	70.00%
Techfaith Wireless Communication Technology (Hangzhou) Limited ("Techfaith Hangzhou")
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Date of incorporation/ acquisition	Apr. 24, 2006
Place of incorporation	PRC
Percentage of legal ownership	100.00%
Techfaith Software (China) Limited ("TechSoft")
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Date of incorporation/ acquisition	May 26, 2006
Place of incorporation	PRC
Percentage of legal ownership	70.00%
Fair Nice Technology Limited ("Fair Nice")
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Date of incorporation/ acquisition	Feb. 26, 2007
Place of incorporation	BVI
Percentage of legal ownership	100.00%
Techfaith Wireless Communication Technology (Shenyang) Limited ("Techfaith Shenyang")
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Date of incorporation/ acquisition	Mar. 27, 2007
Place of incorporation	PRC
Percentage of legal ownership	100.00%
Techfaith Wireless Technology (HK) Limited ("Technology HK")
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Date of incorporation/ acquisition	Dec. 10, 2008
Place of incorporation	Hong Kong
Percentage of legal ownership	100.00%
Media Chance Limited ("Media Chance")
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Date of incorporation/ acquisition	Aug. 13, 2009
Place of incorporation	Hong Kong
Percentage of legal ownership	51.00%
Time Spring Limited
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Date of incorporation/ acquisition	Oct. 28, 2009
Place of incorporation	BVI
Percentage of legal ownership	51.00%
Shenyang 17vee Move Co.Limited ("17VEESY") (formerly known as UU Internet Technology (Shenyang) Limited)
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Date of incorporation/ acquisition	Nov. 26, 2009
Place of incorporation	PRC
Percentage of legal ownership	67.80%
Glomate Mobile (Beijing) Co., Limited. ("Glomate")
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Date of incorporation/ acquisition	Jan. 05, 2010
Place of incorporation	PRC
Percentage of legal ownership	51.00%
Citylead Limited ("Citylead")
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Date of incorporation/ acquisition	Feb. 10, 2010
Place of incorporation	BVI
Percentage of legal ownership	100.00%
QIGI&BODEE Technology Limited ("QIGI HK")
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Date of incorporation/ acquisition	Feb. 10, 2010
Place of incorporation	Hong Kong
Percentage of legal ownership	100.00%
Tecface International Technology Limite ("Tecface International Technology") (formerly known as QIGI&BODEE International Technology (Beijing) Limited
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Date of incorporation/ acquisition	Feb. 10, 2010
Place of incorporation	PRC
Percentage of legal ownership	100.00%
Tecface Communication & Equipment (Beijing) Limited ("Tecface Communication Equipment Beijing")
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Date of incorporation/ acquisition	Sep. 16, 2011
Place of incorporation	PRC
Percentage of legal ownership	60.00%
17fox Technology (Shenyang) Co. Limited ("17FOXSY") (formerly known as Tecface International Mobile (Shenyang) Co., Limited)
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Date of incorporation/ acquisition	Sep. 22, 2011
Place of incorporation	PRC
Percentage of legal ownership	83.30%

[1]	In July 2009, 798 Entertainment issued 345,722 class B Ordinary Shares to a third party-investor, which are convertible into 798 Entertainment's ordinary shares. In addition, in June 2009, 798 Entertainment issued convertible notes of $10,000 to another two third-party investors. In September 2010, these investors exercised their options to convert the convertible notes for 129,668 class B Ordinary Shares from 798 Entertainment and 78,814,628 of the Company's Ordinary Shares. After the series of transactions, the Group's ownership in 798 Entertainment was changed from 100% to 67.8% since then.